Earnings per Share	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Earnings per Share
Note 11 - Earnings per Share
The computation of basic income/(loss) per share ("EPS") is based on the weighted average number of shares outstanding during the period.

	For the Years Ended December 31,
	2023	2022	2021
Basic income/ (loss) per share	0.09	(1.64)	(1.43)
Diluted income/ (loss) per share	0.09	(1.64)	(1.43)

Issued ordinary shares at the end of the year	264,080,391	229,263,598	137,218,175
Weighted average number of shares outstanding during the year, basic	244,270,405	178,404,637	134,726,336
Dilutive effect of share options and RSU (1)	3,880,209	—	—
Weighted average number of shares outstanding during the year, diluted	248,150,614	178,404,637	134,726,336

(1) Includes the impact of 8,559,698 share options and 112,780 restricted stock units using the treasury stock method.

The following potential share issuances effects of convertible bonds, share options, RSUs and performance units have been excluded from the calculation of diluted EPS for each of the years ended December 31, 2023, 2022 and 2021 because the effects were anti-dilutive.

	2023	2022	2021
Convertible bonds	34,260,413	5,540,079	5,540,079
Share options	2,160,000	9,445,006	5,670,000
Performance stock units	500,000	500,000	—
Restricted share units	—	88,584	—
For the year ended December 31, 2023, 34,260,413 shares issuable upon exercise of our convertible bonds due in May 2028 with a conversion price of $7.2971 per share, have been excluded as they are anti-dilutive. In addition, the impact of 2,160,000 stock options and 500,000 performance share units using the treasury stock method were anti-dilutive, as the exercise price was higher than the average share price, and therefore have been excluded from the calculation.
Diluted EPS for the years ended December 31, 2022 and 2021 do not include the effect of the assumed conversion of potentially dilutive instruments listed above, due to losses sustained in these years as this is deemed to have an anti-dilutive effect on our EPS.